Marketable debt securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Opening balance	$ 0.0	$ 35.2
Purchase of marketable securities	0.0	5.9
Sale of marketable securities	0.0	(31.3)
Unrealized gain on marketable securities	0.0	5.6
Realized loss on marketable securities	0.0	(15.4)	$ 0.0
Total marketable securities	0.0	0.0	35.2
Unrealized gain from marketable securities reclassified to other financial income, net in the Statement of Operations	$ 0.0	12.0	$ 0.0
Available-for-sale Securities
Marketable Securities [Line Items]
Unrealized gain from marketable securities reclassified to other financial income, net in the Statement of Operations		$ 5.6